Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended	60 Months Ended	110 Months Ended		120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000007949
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000007953
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000007955
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000007957
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000007959
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000153132
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		9.54%	1.06%		2.24%
C000153131
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Admiral Shares
C000247740
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent	1.64%
Without Sales Load [Member] | C000007950
Average Annual Return [Line Items]
Average Annual Return, Percent		14.58%	1.74%			3.24%
Without Sales Load [Member] | C000007949
Average Annual Return [Line Items]
Average Annual Return, Percent		14.49%	1.66%			3.16%
Without Sales Load [Member] | C000007954
Average Annual Return [Line Items]
Average Annual Return, Percent		8.95%	1.37%			2.27%
Without Sales Load [Member] | C000007953
Average Annual Return [Line Items]
Average Annual Return, Percent		8.86%	1.29%			2.18%
Without Sales Load [Member] | C000007956
Average Annual Return [Line Items]
Average Annual Return, Percent		6.27%	1.57%			1.65%
Without Sales Load [Member] | C000007955
Average Annual Return [Line Items]
Average Annual Return, Percent		6.19%	1.49%			1.56%
Without Sales Load [Member] | C000007958
Average Annual Return [Line Items]
Average Annual Return, Percent		12.62%	1.40%			2.80%
Without Sales Load [Member] | C000007957
Average Annual Return [Line Items]
Average Annual Return, Percent		12.53%	1.32%			2.71%
Without Sales Load [Member] | C000007960
Average Annual Return [Line Items]
Average Annual Return, Percent		5.10%	1.68%			1.43%
Without Sales Load [Member] | C000007959
Average Annual Return [Line Items]
Average Annual Return, Percent		5.01%	1.60%			1.34%
Without Sales Load [Member] | C000153132
Average Annual Return [Line Items]
Average Annual Return, Percent		9.50%	1.05%		2.23%
Without Sales Load [Member] | C000153131
Average Annual Return [Line Items]
Average Annual Return, Percent		9.49%	1.02%	2.22%
Without Sales Load [Member] | C000247740
Average Annual Return [Line Items]
Average Annual Return, Percent	1.46%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.70%	1.05%			2.30%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		9.70%	1.05%			2.30%
NACC2 Index: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.53%	1.14%			2.06%
NACC2 Index: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent		7.53%	1.14%			2.06%
NACC2 Index: Bloomberg 1-5 Year Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.62%	1.14%			1.42%
NACC2 Index: Bloomberg 1-5 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year Municipal Bond Index
Average Annual Return, Percent		5.62%	1.14%			1.42%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.70%	1.05%			2.30%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		9.70%	1.05%			2.30%
NACC2 Index: Bloomberg 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.42%	1.38%			1.26%
NACC2 Index: Bloomberg 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1 Year Municipal Bond Index
Average Annual Return, Percent		4.42%	1.38%			1.26%
NACC2 Index: S&P National AMT-Free Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent		9.46%	1.09%		2.26%
NACC2 Index: S&P National AMT-Free Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent		9.46%	1.09%	2.27%
NACC2 Index: S&P Intermediate Term National AMT-Free Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term National AMT-Free Municipal Bond Index
Average Annual Return, Percent	1.53%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.70%	1.05%			2.30%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		9.70%	1.05%			2.30%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.70%	1.05%			2.30%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		9.70%	1.05%			2.30%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.70%	1.05%			2.30%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		9.70%	1.05%			2.30%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		9.70%	1.05%		2.29%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		9.70%	1.05%	2.30%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.93%